OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets
	December 31,
	2015	2014
Original amounts:
Core technology	$257,434	$262,065
Customer relationships and distribution network	182,768	185,488
Capitalized software development costs	7,829	6,516
Trademarks	12,252	12,542
Covenant not to compete	9,981	10,119

	470,264	476,730
Accumulated amortization:
Core technology	210,627	186,726
Customer relationships and distribution network	161,863	151,948
Capitalized software development costs	5,959	5,596
Trademarks	12,252	12,542
Covenant not to compete	9,981	10,119

	400,682	366,931

Other intangible assets, net	$69,582	$109,799

Schedule of Estimated Amortization Expense
For the year ended December 31,

2016	31,494
2017	26,059
2018	7,309
2019	4,384
2020	336

69,582